UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2004

Item 1:	Schedule of Investments

October 31, 2004
Vanguard Intermediate-Term Treasury Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
U S. GOVERNMENT AND AGENCY OBLIGATIONS (97.4%)

U.S. Government Securities (79.3%)
U.S. Treasury Bill	1.917	3/10/2005	$20,000	$19,856
U.S. Treasury Bond	10.375	11/15/2012	207,800	252,606
U.S. Treasury Bond	11.75%	11/15/2014	20,000	27,719
U.S. Treasury Bond	10.625	8/15/2015	57,000	88,991
U.S. Treasury Bond	9.875	11/15/2015	25,000	37,500
U.S. Treasury Bond	9.25%	2/15/2016	283,500	410,721
U.S. Treasury Bond	7.25%	5/15/2016(3)	301,500	382,528
U.S. Treasury Note	6.00%	8/15/2009	344,650	386,170
U.S. Treasury Note	6.50%	2/15/2010	456,650	525,147
U.S. Treasury Note	5.75%	8/15/2010	192,000	214,620
U.S. Treasury Note	5.00%	2/15/2011	23,500	25,365
U.S. Treasury Note	5.00%	8/15/2011	321,000	346,629
U.S. Treasury Note	4.875	2/15/2012	182,000	195,109
U.S. Treasury Note	4.25%	8/15/2014	150,000	152,601

				3,065,562

Agency Bonds and Notes (17.9%)
Export Funding Trust
(U.S. Government Guaranteed)	8.21%	12/29/2006(1)	3,509	3,736
Federal National Mortgage Assn.*	7.30%	5/25/2010(1)	30,000	34,914
Federal National Mortgage Assn.*	5.763	12/25/2011(1)	20,000	21,835
Guaranteed Trade Trust
(U.S. Government Guaranteed)	7.39%	6/26/2006(1)	1,500	1,564
Guaranteed Trade Trust
(U.S. Government Guaranteed)	7.80%	8/15/2006(1)	3,460	3,630
Guaranteed Trade Trust
(U.S. Government Guaranteed)	8.17%	1/15/2007(1)	2,708	2,880
Guaranteed Trade Trust
(U.S. Government Guaranteed)	6.69%	1/15/2009(1)(2)	23,890	25,628
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	6.726	9/15/2010(1)	13,565	14,879
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	7.60%	12/15/2012(1)	29,163	33,585
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	7.05%	11/15/2013(1)	34,688	39,207
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.65%	5/15/2006	15,000	16,133
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.11%	4/15/2007	33,420	36,696
Private Export Funding Corp.
(U.S. Government Guaranteed)	6.49%	7/15/2007	14,000	15,254
Private Export Funding Corp.
(U.S. Government Guaranteed)	5.75%	1/15/2008	60,000	64,656
Private Export Funding Corp.
(U.S. Government Guaranteed)	5.87%	7/31/2008	123,100	134,137
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.20%	1/15/2010	12,900	14,996
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.25%	6/15/2010	135,920	159,338
Private Export Funding Corp.
(U.S. Government Guaranteed)	6.07%	4/30/2011	51,000	56,977
Private Export Funding Corp.
(U.S. Government Guaranteed)	5.685	5/15/2012	10,000	10,921

				690,966

Mortgage-Backed Securities (0.2%)
Federal Home Loan Mortgage Corp.*	5.50%	4/1/2016-5/1/2016(1)	6,210	6,462
Federal Home Loan Mortgage Corp.*	7.00%	5/1/2015-3/1/2016(1)	2,068	2,199

				8,661

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $3,566,951)				3,765,189

TEMPORARY CASH INVESTMENT (1.1%)			Shares

Vanguard Yorktown Liquidity Fund, 1.78%**
(Cost $41,849)			41,849,084	41,849

TOTAL INVESTMENTS (98.5%)
(Cost $3,608,800)				3,807,038

OTHER ASSETS AND LIABILITIES-NET (1.5%)				56,493

NET ASSETS (100%)				$3,863,531

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
** Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the value of this security was $25,628,000, representing 0.7% of net assets.
(3)Securities with a value of $3,172,000 have been segregated as initial margin for open futures contracts.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Yorktown Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2004, the cost of investment securities for tax purposes was $3,608,800,000. Net unrealized appreciation of investment securities for tax purposes was $198,238,000 consisting of unrealized gains of $198,846,000 on securities that had risen in value since their purchase and $608,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At October 31, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note	(1,925)	$214,397	$(561)
10-Year U.S. Treasury Note	(400)	45,425	(443)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 14, 2004

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.